UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2011

Check here if Amendment [  ];  Amendment Number:
This Amendment (Check only one.):	[  ] is a restatement.
						[  ] adds new holding entries.

Institutional Investment Manager Filing this report:

Name:		Mount Vernon Associates, Inc.
Address:	6080 Falls Road, Suite 200
		Baltimore, Md 21209

13F File Number: 52-1453813

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all the required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:		Nancy V. OHara
Title:	Vice President
Phone:	410-377-9780
Signature, Place, and Date of Signing:

	Nancy V. OHara Baltimore, Maryland November 1, 2011

Report Type (Check only one.):
[X] 13F HOLDING REPORT
[ ] 13F NOTICE.
[ ] 13F COMBINATION REPORT

List of Other Managers Reporting for this Manager:

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF
1934.

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:		0

Form 13f Information Table Entry Total:	44

Form 13F Information Table Value Total:	86599

List of Other Included Managers:

No.	13F File Number	Name

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Telkonet Convertible Pfd A                                     223      120 SH       SOLE                      120
AT&T Inc.                      COM              00206R102      217     7621 SH       SOLE                     7621
Alcoa, Inc.                    COM              013817101     1717   179380 SH       SOLE                   179380
American Express Co.           COM              025816109     2740    61025 SH       SOLE                    61025
Apple Inc.                     COM              037833100     4863    12754 SH       SOLE                    12754
Bank of America Corp           COM              060505104      737   120423 SH       SOLE                   120423
Bristol-Myers Squibb Co.       COM              110122108     2562    81643 SH       SOLE                    81643
Capital One Financial Corp.    COM              14040H105      268     6750 SH       SOLE                     6750
Caterpillar Inc                COM              149123101      256     3465 SH       SOLE                     3465
Cisco Systems Inc.             COM              17275R102     1915   123525 SH       SOLE                   123525
Citigroup, Inc.                COM              172967424      749    29235 SH       SOLE                    29235
Corning Inc.                   COM              219350105     1403   113550 SH       SOLE                   113550
Costco Wholesale Corp          COM              22160K105     3811    46400 SH       SOLE                    46400
Deere & Company                COM              244199105      278     4300 SH       SOLE                     4300
Discover Financial Services    COM              254709108     2639   115050 SH       SOLE                   115050
DuPont de Nemours & Co.        COM              263534109     1971    49310 SH       SOLE                    49310
EMC Corporation                COM              268648102     3082   146810 SH       SOLE                   146810
Energy Transfer Partners LP    COM              29273R109     2009    49000 SH       SOLE                    49000
Exxon Mobil Corporation        COM              30231G102     3404    46869 SH       SOLE                    46869
Flextronics International Ltd. COM              Y2573F102     2063   366510 SH       SOLE                   366510
General Electric Co            COM              369604103     2465   161927 SH       SOLE                   161927
Hartford Financial Services    COM              416515104     1866   115594 SH       SOLE                   115594
Honeywell Intl Inc             COM              438516106     2819    64199 SH       SOLE                    64199
IBM Corp                       COM              459200101     6298    36013 SH       SOLE                    36013
Intel Corporation              COM              458140100     3520   165005 SH       SOLE                   165005
International Paper Co.        COM              460146103     1751    75300 SH       SOLE                    75300
JPMorgan Chase & Co            COM              46625H100     1984    65869 SH       SOLE                    65869
Legg Mason Inc.                COM              524901105     2156    83875 SH       SOLE                    83875
Micron Technology Inc          COM              595112103      534   105900 SH       SOLE                   105900
Microsoft Corporation          COM              594918104     2660   106880 SH       SOLE                   106880
Nokia Corporation              COM              654902204      126    22325 SH       SOLE                    22325
Pfizer Inc.                    COM              717081103     2252   127397 SH       SOLE                   127397
Seagate Technology Plc         COM              G7945M107      807    78522 SH       SOLE                    78522
Telkonet, Inc.                 COM              879604106      276  2046700 SH       SOLE                  2046700
Teva Pharmaceutical            COM              881624209     1906    51211 SH       SOLE                    51211
Texas Instruments, Inc.        COM              882508104     2698   101250 SH       SOLE                   101250
Titan International Inc.       COM              88830M102     1106    73750 SH       SOLE                    73750
Tractor Supply Co.             COM              892356106     3138    50185 SH       SOLE                    50185
Verizon Communications, Inc.   COM              92343V104     3383    91941 SH       SOLE                    91941
Wells Fargo & Co               COM              949746101     1817    75349 SH       SOLE                    75349
Windstream Corporation         COM              97381W104      226    19400 SH       SOLE                    19400
Wyndham Worldwide Corp         COM              98310W108     2843    99715 SH       SOLE                    99715
eBay Inc.                      COM              278642103     3059   103726 SH       SOLE                   103726
Storage Computer Corp.                          86211A101        0    94275 SH       SOLE                    94275